Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

8    Inventories

	2021	2020
Educational content	75,778	30,167
Educational content in progress (a)	71,314	37,276
Consumables and supplies	2,128	1,198
Inventories held by third parties	9,362	5,435
	158,582	74,076
(a)	Costs being incurred to produce educational content. These costs include incurred personnel costs and third parties’ services for editing educational content and related activities (graphic design, editing, proofreading and layout, among others).

The increase in 2021 balances is mainly related to:

●	Change in the supply contract at our subsidiary Companhia Brasileira de Educação e Sistemas de Ensino S.A. While the previous contract provided for production in accordance with the Company's demand level (just in time), the current contract provides that the production of goods in accordance with the demand for materials for the entire next quarter; and
●	Increase from inventories of companies acquired in 2021.

Educational content is presented net of inventory reserve. The movement in the inventory reserve for the years ended December 31, 2021, 2020 and 2019 was as follows:

	2021	2020	2019
Balance at beginning of the year	(7,510)	(6,517)	(4,403)
Inventory reserve	(26,778)	(7,453)	(8,476)
Write-off of inventories against reserve	8,573	6,460	6,362
Balance at end of year	(25,715)	(7,510)	(6,517)